UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7044

The Dreyfus Socially Responsible Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2010

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Socially Responsible Growth Fund, Inc.
March 31, 2010 (Unaudited)

Common Stocks--99.9%	Shares	Value ($)
Consumer Discretionary--10.4%
Discovery Communications, Cl. C	41,300 a	1,214,633
Gap	168,575	3,895,768
Garmin	61,300 b	2,358,824
Limited Brands	111,600 b	2,747,592
McDonald's	58,875	3,928,140
Priceline.com	17,525 a	4,468,875
Staples	71,200	1,665,368
TJX	76,575	3,255,969
Weight Watchers International	28,525	728,243
		24,263,412
Consumer Staples--13.9%
Church & Dwight	42,500	2,845,375
Costco Wholesale	71,550	4,272,250
General Mills	15,600	1,104,324
Hansen Natural	46,950 a	2,036,691
Kimberly-Clark	59,925	3,768,084
PepsiCo	125,100	8,276,616
Procter & Gamble	100,475	6,357,053
SYSCO	63,725	1,879,888
Unilever (NY Shares)	60,725	1,831,466
		32,371,747
Energy--5.8%
Cenovus Energy	42,325	1,109,338
EnCana	42,325	1,313,345
ENSCO, ADR	47,825	2,141,604
Nexen	93,975	2,322,122
Noble	64,325	2,690,071
SEACOR Holdings	26,850 a	2,165,721
Talisman Energy	109,225	1,863,379
		13,605,580

Financial--7.6%
American Express	58,500	2,413,710
Charles Schwab	117,500	2,196,075
Chubb	41,025	2,127,146
Discover Financial Services	210,500	3,136,450
Goldman Sachs Group	13,025	2,222,456
Investment Technology Group	81,800 a	1,365,242
State Street	40,300	1,819,142
Travelers	43,450	2,343,693
		17,623,914
Health Care--17.2%
Allergan	37,600	2,456,032
Amgen	76,975 a	4,600,026
AstraZeneca, ADR	43,050 b	1,925,196
Becton Dickinson & Co.	31,725	2,497,709
Biogen Idec	38,500 a	2,208,360
Genzyme	66,075 a	3,424,667
Gilead Sciences	61,400 a	2,792,472
Humana	42,900 a	2,006,433
Johnson & Johnson	110,850	7,227,420
Kinetic Concepts	45,800 a,b	2,189,698
Millipore	23,500 a	2,481,600
Novartis, ADR	23,150 b	1,252,415
WellPoint	77,950 a	5,018,421
		40,080,449
Industrial--9.9%
3M	47,450	3,965,397
Brink's	41,700	1,177,191
Donaldson	23,075	1,041,144
Dun & Bradstreet	18,725	1,393,515
Emerson Electric	122,875	6,185,527
Equifax	39,050 b	1,397,990
Fluor	25,150	1,169,727
Ryder System	21,025	814,929
United Technologies	81,125	5,971,611
		23,117,031
Materials--3.1%

Alcoa	168,500	2,399,440
MeadWestvaco	74,300	1,898,365
Schnitzer Steel Industries, Cl. A	30,800	1,617,924
Worthington Industries	71,700	1,239,693
		7,155,422
Technology--30.1%
Accenture, Cl. A	86,250	3,618,187
Apple	35,550 a	8,351,761
Avnet	45,475 a	1,364,250
CA	76,700	1,800,149
Cisco Systems	154,675 a	4,026,190
EMC	172,525 a	3,112,351
Google, Cl. A	9,150 a	5,188,142
Intel	61,750	1,374,555
International Business Machines	81,775	10,487,644
Microsoft	326,700	9,562,509
National Semiconductor	107,175	1,548,679
Oracle	211,925	5,444,353
QUALCOMM	104,325	4,380,607
Sybase	44,975 a	2,096,735
Symantec	79,000 a	1,336,680
Texas Instruments	193,700	4,739,839
Western Union	92,625	1,570,920
		70,003,551
Utilities--1.9%
FPL Group	25,950	1,254,164
Sempra Energy	43,100	2,150,690
WGL Holdings	27,225	943,346
		4,348,200
Total Common Stocks
(cost $206,907,601)		232,569,306

Other Investment--.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $274,000)	274,000 [c]	274,000

Investment of Cash Collateral for
Securities Loaned--4.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $11,047,354)	11,047,354 [c]	11,047,354
Total Investments (cost $218,228,955)	104.7%	243,890,660
Liabilities, Less Cash and Receivables	(4.7%)	(11,028,350)
Net Assets	100.0%	232,862,310

ADR - American Depository Receipts

a	Non-income producing security.
b

Security, or portion thereof, on loan. At March 31, 2010, the total market value of the fund's securities on loan is $10,684,544 and the total market value of the collateral held by the fund is $11,047,354.

c	Investment in affiliated money market mutual fund.

At March 31, 2010, the aggregate cost of investment securities for income tax purposes was $218,228,955. Net unrealized appreciation on investments was $25,661,705 of which $33,923,449 related to appreciated investment securities and $8,261,744 related to depreciated investment securities.

100-299-99

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	218,810,441	-	-	218,810,441
Equity Securities - Foreign+	13,758,865	-	-	13,758,865
Mutual Funds	11,321,354	-	-	11,321,354

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended March 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Socially Responsible Growth Fund, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	May 24, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 24, 2010

EXHIBIT INDEX

                               (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)